Securities (Schedule Of Taxable And Non-taxable Components Of Interest Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities [Abstract]
Taxable	$ 14,309	$ 17,180	$ 13,547
Non-taxable	1,635	1,897	2,135
Interest income on investment securities	$ 15,944	$ 19,077	$ 15,682